Acquisition (Details) ¥ in Thousands, $ in Thousands	Oct. 07, 2023 CNY (¥)	Oct. 07, 2023 USD ($)
Acquisition [Line Items]
Original shareholders for a cash consideration	¥ 7,092	$ 1,000
Nujoom Almashareq Media L.L.C [Member]
Acquisition [Line Items]
Share acquisition agreement equity rate	90.00%	90.00%